Silver metals delivery agreement (Narrative) (Details) - Silver Metals Delivery Agreement [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 19, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Silver Metals Delivery Agreement. [Line Items]
Percentage of voting equity interests acquired	40.00%
Monthly purchases and deliveries description	for monthly purchases and deliveries of 18,500 ounces of silver for 36 months starting in January 2026
Outstanding indebtedness	$ 1.4
Contract liabilities	$ 19.8
Loss to fair value on metals contract liability		$ 23.8	$ 0.0
Credit-adjusted risk rate		10.10%	12.10%
Reclassification from contract liability to retained earnings			$ 3.6